Stock Option Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Tuhura Biosciences Inc. and Subsidiary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option plans
Note
11-Stock
option plans
Stock options
The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for the six months ended June 30, 2025 and 2024:

	2025	2024
Common stock fair value	$3.39	$3.69
Risk free interest rate	4.04% - 4.66%	4.05% - 4.89%
Expected dividend yield	0%	0%
Expected term	6.0 years	4.9 years
Expected stock volatility	101.9% - 103.0%	91.9% - 99.7%
Below is a summary of stock option activity for the six months ended June 30, 2025:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at December 31, 2024	6,403,818	$5.11	7.44 years
Forfeited and cancelled	(131,193)	$3.69
Exercised	(271,853)	$2.09
Granted	505,298	$3.39

Outstanding at June 30, 2025	6,506,070	$5.13	7.27 years
Exercisable at June 30, 2025	2,312,493	$5.99	3.63 years

Options outstanding had an intrinsic value of $0 and $5,494,000 as of June 30, 2025 and December 31, 2024, respectively. As of June 30, 2025, there was approximately $14,000,000 of unrecognized stock
compensation, which will be recognized over the next three years.
Stock compensation expense
Total stock-based compensation expense for the six months ended June 30, 2025 and 2024 was allocated as follows:

	2025	2024
General and administrative	$993,831	$372,288
Research and development	1,837,952	237,808

Total stock-based compensation expense	$2,831,783	$610,096

Note
13-Stock
option plans
Stock options
The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for all periods presented:

	2024	2023
Common stock fair value	$4.76	$3.69
Risk free interest rate	4.10% - 4.35%	4.05% -4.89%
Expected dividend yield	0%	0%
Expected term	6.0 years	4.9 years
Expected stock volatility	100.1%—103.0%	91.9%—99.7%
Below is a summary of stock option activity for the year ending December 31, 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at December 31, 2023	2,781,064	$2.97	4.43 years
Options assumed from Kintara upon merger closing	6,345	$1,074.40	6.91 years
Forfeited and cancelled	(249,961)	$3.53
Exercised	(180,689)	$2.66
Granted	4,047,059	$4.76

Outstanding at December 31, 2024	6,403,818	$5.11	7.44 years
Exercisable at December 31, 2024	2,270,626	$5.83	3.30 years
Options outstanding had an intrinsic value of $5,494,000 and $1,964,000 as of December 31, 2024 and December 31, 2023, respectively. As of December 31, 2024, there was $14,300,000 of unrecognized stock compensation, which will be recognized over the next three years.
Restricted Stock units
Restricted stock units “RSU” were assumed from the merger issued to the former Chief Executive Officer and currently is a board of director for the Company and 57 RSU will vest in June 2025 and June 2026. The table below summarizes activity related to RSUs.

Number of RSU
Restricted stock units assumed from Kintara upon merger closing	114
Vesting of restricted stock units	—

Balance as of December 31, 2024	114

The remaining RSUs assumed from the Kintara merger will vest on August 1, 2025 and August 1, 2026 and such shares are not accounted for until they vest.

Stock compensation expense
Total stock-based compensation expense was allocated as follows:

	2024	2023
General and administrative	$843,111	$300,986
Research and development	1,115,552	177,904

Total stock-based compensation expense	$1,958,663	$478,890